STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Formation and operating costs	$ 1,441,314	$ 183,573
Transaction costs allocated to warrant liabilities		1,583,878
Loss from operations	$ (16,083,886)	1,767,451
Class A Ordinary Share
Loss from operations		$ 0
Weighted average shares outstanding, basic and diluted	34,500,000	34,500,000
Basic and diluted net income per ordinary shares	$ 0.00	$ 0.00
Class B Ordinary Share
Loss from operations		$ 0
Weighted average shares outstanding, basic and diluted	8,625,000	7,758,028
Basic and diluted net income per ordinary shares	$ 1.86	$ (0.23)